Leases - Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense	$ 111,593	$ 212,354	$ 233,229	$ 92,189
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 215,257	$ 430,514	$ 430,514	$ 189,265